Schedule of other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest commitments		$ 18,243	$ 13,499
Accrued interest on debt due to related parties		9,740
Deferred upfront fees		2,717
Other		1,027	1,123
Total Other liabilities	$ 34,796	$ 31,727	$ 14,622	[1]

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.